CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 5,849	$ 1,432	$ 1,760
Other comprehensive income, net
Currency translation adjustments		$ 429	$ 668
Net unrealized losses from derivatives	$ (5)
Reclassification adjustments for gains included in net income	1
Total other comprehensive income	(4)	$ 429	$ 668
Total comprehensive income	$ 5,845	$ 1,861	2,428
Comprehensive loss attributable to non-controlling interest			842
Comprehensive income attributable to shareholders	$ 5,845	$ 1,861	$ 3,270